Commitments and contingencies - Guarantees (Details)		Dec. 31, 2015 USD ($)		Dec. 31, 2015 GBP (£)	[2]	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 GBP (£)	Dec. 31, 2014 EUR (€)
Guarantor Obligations [Line Items]
Maximum guarantee		$ 5,906,000,000					$ 8,404,000,000
Performance Guarantee
Guarantor Obligations [Line Items]
Maximum guarantee	[1],[2],[3]	1,530,000,000					1,824,000,000
Guarantee in favor of banks
Guarantor Obligations [Line Items]
Maximum guarantee	[1],[2],[3],[4]	1,632,000,000					1,254,000,000
Guarantee in favor of suppliers
Guarantor Obligations [Line Items]
Maximum guarantee	[1],[3],[4]	2,744,000,000					3,898,000,000
Seadrill Partners LLC | Performance Guarantee
Guarantor Obligations [Line Items]
Guarantee outstanding		370,000,000					370,000,000
Seadrill Partners LLC | Financial Guarantee
Guarantor Obligations [Line Items]
Guarantee outstanding		698,000,000					423,000,000
SeaMex Limited | Performance Guarantee
Guarantor Obligations [Line Items]
Guarantee outstanding		30,000,000					0
SeaMex Limited | Financial Guarantee
Guarantor Obligations [Line Items]
Guarantee outstanding		81,000,000					0
Nigeria | Seadrill Partners LLC | Custom Guarantee
Guarantor Obligations [Line Items]
Guarantee outstanding		86,000,000					92,000,000
Seabras Sapura Holding | Guarantee in favor of suppliers
Guarantor Obligations [Line Items]
Maximum guarantee		125,000,000					$ 375,000,000
Archer Limited | Performance Guarantee
Guarantor Obligations [Line Items]
Maximum guarantee		8,000,000
Archer Limited | Guarantee in favor of banks
Guarantor Obligations [Line Items]
Maximum guarantee		268,000,000				€ 33,000,000	$ 370,000,000		€ 48,000,000
Archer Limited | Guarantee in favor of suppliers
Guarantor Obligations [Line Items]
Maximum guarantee		14,000,000	[2]	£ 9,000,000			40,000,000	£ 26,000,000
Seabras Sapura Participacoes and Seabras Sapura Holdco [Member] | Guarantee in favor of banks
Guarantor Obligations [Line Items]
Maximum guarantee		550,000,000					293,000,000
Seabras Sapura Participacoes | Guarantee in favor of suppliers
Guarantor Obligations [Line Items]
Maximum guarantee		0				€ 0	60,000,000		€ 47,000,000
Euro Member Countries, Euro | Archer Limited | Guarantee in favor of banks
Guarantor Obligations [Line Items]
Maximum guarantee		$ 36,000,000					$ 71,900,000.0

[1]	Guarantees to Archer - Within guarantees provided to customers are guarantees provided on behalf of Archer of $8 million (2014: nil). Within guarantees in favor of banks are guarantees provided on behalf of Archer of $268 million and EUR 33 million ($36 million) (2014: $370 million and EUR 48 million ($71.9 million)). Guarantees in favor of suppliers includes guarantees on behalf of Archer of GBP 9 million ($14 million) (2014: GBP 26 million ($40 million)). See Note 31 to the consolidated financial statements included herein.
[2]	Guarantees to SeaMex - Within guarantees in favor of customers are guarantees provided on behalf of SeaMex of $30 million (2014: $0 million). Guarantees in favor of banks includes guarantees on behalf of SeaMex of $81 million (2014: $0 million). See Note 31 to the consolidated financial statements included herein.
[3]	Guarantees to Seadrill Partners - Within guarantees in favor of customers are guarantees provided on behalf of Seadrill Partners of $370 million (2014: $370 million). Guarantees in favor of banks include guarantees provided on behalf of Seadrill Partners of $698 million (2014: $423 million). Guarantees in favor of suppliers includes guarantees on behalf of Seadrill Partners of $86 million (2014: $92 million). See Note 31 to the consolidated financial statements included herein.
[4]	Guarantees to Seabras Sapura -Within guarantees in favor of banks are guarantees provided on behalf of Seabras Sapura Participacoes and Seabras Sapura Holdco totaling $550 million (2014: $293 million). Within guarantees in favor of suppliers are guarantees provided in relation to our joint ventures Seabras Sapura Participacoes and Seabras Sapura Holdco of EUR 0 million ($0 million) and $125 million respectively (2014: EUR 47 million ($60 million) and $375 million respectively). See Note 31 to the consolidated financial statements included herein.